SCHEDULE OF REPAYMENTS OF BANK LOANS (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Debt Disclosure [Abstract]
2026	$ 2,022,854
2027	1,605,644
2028	428,208
2029	1,501
Total	$ 4,058,207	$ 4,969,454